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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06565

Tekla Life Sciences Investors
(Exact name of registrant as specified in charter)

100 Federal Street, 19th Floor, Boston, MA		02110
(Address of principal executive offices)		(Zip code)

(Name and address of agent for service)

Registrant’s telephone number, including area code:		617-772-8500

Date of fiscal year end:	September 30

Date of reporting period:	6/30/15

Item 1.  Schedule of Investments.

TEKLA LIFE SCIENCES INVESTORS

SCHEDULE OF INVESTMENTS

JUNE 30, 2015

(Unaudited)

SHARES			VALUE
		CONVERTIBLE PREFERRED AND WARRANTS (Restricted)(a) (b) — 4.7%
		Biotechnologies/Biopharmaceuticals — 1.4%
8,089,415		CytomX Therapeutics, Inc.	$1,200,000
2,568,939		EBI Life Sciences, Inc. Series A (c)	13,102
2,862,324		Euthymics Biosciences, Inc. Series A (c)	1,099,991
53,948		Neurovance, Inc. Series A (c)	435,360
670,837		Neurovance, Inc. Series A-1 (c)	5,413,655
			8,162,108
		Medical Devices and Diagnostics — 3.3%
2,338,198		AlterG, Inc. Series C	958,661
79,330		CardioKinetix, Inc. Series C	1,116,094
142,574		CardioKinetix, Inc. Series D	542,779
439,333		CardioKinetix, Inc. Series E	1,250,781
403,207		CardioKinetix, Inc. Series F	1,377,516
N/A	(d)	CardioKinetix, Inc. warrants (expiration 12/11/19)	0
N/A	(d)	CardioKinetix, Inc. warrants (expiration 6/03/20)	0
8,822		CardioKinetix, Inc. warrants (expiration 8/15/24)	0
2,161,090		Dynex Technologies, Inc. Series A	1,080,545
98,824		Dynex Technologies, Inc. warrants (expiration 4/01/19)	0
7,877		Dynex Technologies, Inc. warrants (expiration 5/06/19)	0
4,042,777		IlluminOss Medical, Inc. Series C-1	1,550,001
5,126,388		Insightra Medical, Inc. Series C (c)	2,170,000
549,256		Insightra Medical, Inc. Series C-2 (c)	232,500
2,013,938		Insightra Medical, Inc. warrants (expiration 5/28/25) (c)	0
2,446,016		Labcyte, Inc. Series C	1,743,765
107,178		Labcyte, Inc. Series D	88,915
2,161,090		Magellan Diagnostics, Inc. Series A	1,480,995
98,824		Magellan Diagnostics, Inc. warrants (expiration 4/01/19)	0
7,877		Magellan Diagnostics, Inc. warrants (expiration 5/06/19)	0
9,606,373		Palyon Medical Corporation Series A (c)	2,046
18,832,814		Palyon Medical Corporation Series B (c)	1,318
N/A	(d)	Palyon Medical Corporation warrants (expiration 4/26/19) (c)	0
43,478		TherOx, Inc. Series H	435
99,646		TherOx, Inc. Series I	997
3,280,000		Tibion Corporation Series B	0
N/A	(d)	Tibion Corporation warrants (expiration 7/12/17)	0
N/A	(d)	Tibion Corporation warrants (expiration 10/30/17)	0
N/A	(d)	Tibion Corporation warrants (expiration 11/28/17)	0
2,606,033		Veniti, Inc. Series A (c)	2,633,396
1,307,169		Veniti, Inc. Series B (c)	1,386,253
716,720		Veniti, Inc. Series C (c)	819,999
			18,436,996
		TOTAL CONVERTIBLE PREFERRED AND WARRANTS (Cost $30,292,165)	26,599,104

The accompanying notes are an integral part of these Schedule of Investments.

PRINCIPAL AMOUNT		VALUE
	CONVERTIBLE AND NON-CONVERTIBLE NOTES— 2.3%
	Convertible Notes — 2.3%
	Biotechnologies/Biopharmaceuticals — 0.6%
$1,485,000	Merrimack Pharmaceuticals, Inc. 4.5%, due 7/15/20	$3,112,931
	Drug Discovery Technologies — 0.0%
700,000	deCode Genetics, Inc. 3.5%, due 4/15/11 (a) (b)	0
	Medical Devices and Diagnostics — 0.1%
775,000	Insightra Medical, Inc. Promissory Note, 8.00% due 11/1/15 (Restricted) (a) (c)	775,000
30,339	Palyon Medical Corporation Promissory Note, 8.00% due 7/15/15 (Restricted) (a) (c)	30
36,281	Palyon Medical Corporation Promissory Note, 8.00% due 8/15/15 (Restricted) (a) (c)	36
26,005	Palyon Medical Corporation Promissory Note, 8.00% due 12/15/15 (Restricted) (a) (c)	26
11,220	Palyon Medical Corporation Promissory Note, 8.00% due 12/29/15 (Restricted) (a) (c)	11
37,399	Palyon Medical Corporation Promissory Note, 8.00% due 5/15/16 (Restricted) (a) (c)	38
		775,141
	Pharmaceuticals — 1.6%
1,500,000	Spectrum Pharmaceuticals, Inc., 2.75% due 12/15/18(g)	1,408,125
2,000,000	Supernus Pharmaceuticals, Inc., 7.50% due 5/1/19 (g)	6,655,000
1,350,000	TetraLogic Pharmaceuticals Corporation, 8.00% due 6/15/19 (g)	797,344
		8,860,469
	TOTAL CONVERTIBLE NOTES	12,748,541
	Non-Convertible Notes (Restricted)(a) (b) — 0.0%
	Medical Devices and Diagnostics — 0.0%
238,286	Tibion Corporation Non-Cvt. Promissory Note, 0.00%, due 12/31/18	0
28,211	Tibion Corporation Non-Cvt. Promissory Note, 0.00%, due 12/31/18	0
	TOTAL NON-CONVERTIBLE NOTES	0
	TOTAL CONVERTIBLE AND NON-CONVERTIBLE NOTES (Cost $8,028,244)	12,748,541

SHARES
	COMMON STOCKS AND WARRANTS — 90.8%
	Biotechnologies/Biopharmaceuticals — 61.2%
111,000	ACADIA Pharmaceuticals Inc. (b)	4,648,680
139,592	Acorda Therapeutics, Inc. (b)	4,652,601
27,500	Adaptimmune Therapeutics plc (b)	504,075
127,799	Alexion Pharmaceuticals plc (b)	23,102,225

The accompanying notes are an integral part of these Schedule of Investments.

SHARES		VALUE
	Common Stocks and Warrants — continued
	Biotechnologies/Biopharmaceuticals — continued
182,953	Alkermes plc (b)	$11,771,196
70,395	Alnylam Pharmaceuticals, Inc. (b)	8,438,249
107,115	Amgen Inc.	16,444,295
5,678,592	ARCA biopharma, Inc. (Restricted) (a) (c)	5,550,824
2,271,437	ARCA biopharma, Inc. warrants (Restricted, expiration 6/11/22) (a) (c)	567,859
60,000	Bellicum Pharmaceuticals, Inc. (b)	1,276,200
250,000	BioDelivery Sciences International, Inc. (b)	1,990,000
69,082	Biogen Inc. (b)	27,904,983
128,432	BioMarin Pharmaceutical Inc. (b)	17,566,929
40,895	bluebird bio, Inc. (b)	6,885,491
436,322	Celgene Corporation (b)	50,497,727
4,940	Celladon Corporation warrants (Restricted, expiration 10/10/18) (a) (b)	8,447
40,000	Cellectis S.A. (b) (e)	1,443,200
1,892	Ceres, Inc. warrants (Restricted, expiration 9/05/15) (a) (b)	0
15,000	Cidara Therapeutics, Inc. (b)	210,300
97,197	Dermira, Inc. (b)	1,705,807
200,000	Epizyme, Inc. (b)	4,800,000
69,780	Flex Pharma, Inc. (b)	1,200,216
46,000	Galapagos NV (b) (e)	2,348,509
6,000	Galapagos NV (b) (f)	309,000
443,120	Gilead Sciences, Inc.	51,880,490
176,966	Karyopharm Therapeutics Inc. (b)	4,815,245
55,717	KYTHERA Biopharmaceuticals Inc. (b)	4,196,047
12,743	MacroGenics, Inc. (b)	483,852
567,787	Merrimack Pharmaceuticals, Inc. (b)	7,020,686
156,986	Neurocrine Biosciences, Inc. (b)	7,497,651
113,100	OncoGenex Pharmaceuticals, Inc. (b)	263,523
37,500	OncoGenex Pharmaceuticals, Inc. warrants (Restricted, expiration 10/22/15) (a) (b)	0
207,300	Paratek Pharmaceuticals, Inc.	5,342,121
800,000	Pieris Pharmaceuticals, Inc. (b)	2,200,000
40,236	Receptos, Inc. (b)	7,646,852
54,522	Regeneron Pharmaceuticals, Inc. (b)	27,813,308
15,000	Sage Therapeutics, Inc. (b)	1,095,000
65,000	Trillium Therapeutics Inc. (b)	1,418,300
18,000	Ultragenyx Pharmaceutical Inc. (b)	1,843,020
544,628	Verastem, Inc. (b)	4,106,495
180,227	Vertex Pharmaceuticals Incorporated (b)	22,254,430
20,000	Xencor, Inc. (b)	439,400
13,307	Zafgen, Inc. (b)	460,821
		344,604,054

The accompanying notes are an integral part of these Schedule of Investments.

SHARES		VALUE
	Common Stocks and Warrants — continued
	Drug Delivery — 1.2%
130,292	Heron Therapeutics, Inc. (b)	$4,059,899
103,333	Heron Therapeutics, Inc. warrants (Restricted, expiration 7/01/16) (a) (b)	2,154,500
145,241	IntelliPharmaceutics International Inc. (b) (c)	427,009
319,800	IntelliPharmaceutics International Inc. warrants (Restricted, expiration 2/01/16) (a) (b) (c)	172,692
		6,814,100
	Drug Discovery Technologies — 4.8%
259,915	Incyte Corporation (b)	27,085,742
	Generic Pharmaceuticals — 12.6%
255,050	Akorn, Inc. (b)	11,135,483
28,815	Allergan plc (b)	8,744,200
99,469	Impax Laboratories, Inc. (b)	4,567,616
390,316	Mylan NV (b)	26,486,844
122,850	Sagent Pharmaceuticals, Inc. (b)	2,986,483
287,318	Teva Pharmaceutical Industries Ltd. (f)	16,980,494
		70,901,120
	Healthcare Services — 0.1%
148,148	InnovaCare Health, Inc. (Restricted) (a) (b) (g)	629,629
	Medical Devices and Diagnostics — 5.3%
22,466	Abaxis, Inc.	1,156,550
144,625	Accelerate Diagnostics, Inc. (b)	3,732,771
495,000	Alliqua BioMedical, Inc. (b)	2,608,650
130,000	Cercacor Laboratories, Inc. (Restricted) (a) (b)	120,164
215,149	GenMark Diagnostics, Inc. (b)	1,949,250
55,158	IDEXX Laboratories, Inc. (b)	3,537,834
76,954	Illumina, Inc. (b)	16,803,675
139	Songbird Hearing, Inc. (Restricted) (a) (b)	93
		29,908,987
	Pharmaceuticals — 5.6%
631,579	Auris Medical Holding AG (b)	3,120,000
104,773	Endo International PLC (b)	8,345,170
124,140	Foamix Pharmaceuticals Ltd. (b)	1,272,435
232,784	Ironwood Pharmaceuticals, Inc. (b)	2,807,375
35,148	Jazz Pharmaceuticals plc (b)	6,188,508
444,450	TherapeuticsMD, Inc. (b)	3,493,377
3,800,811	Zogenix, Inc. (b)	6,385,363
		31,612,228
	TOTAL COMMON STOCKS AND WARRANTS (Cost $270,769,545)	$511,555,860
	TOTAL INVESTMENTS BEFORE MILESTONE INTERESTS - 97.8% (Cost $309,089,954)	550,903,505

The accompanying notes are an integral part of these Schedule of Investments.

INTEREST		VALUE
	MILESTONE INTEREST (Restricted) (a) (b) — 0.0% of Net Assets
	Biotechnologies/Biopharmaceuticals — 0.0%
1	Targegen Milestone Interest	$0
	TOTAL MILESTONE INTERESTS (Cost $2,962,363)	0
	TOTAL INVESTMENTS - 97.8% (Cost $312,052,317)	550,903,505
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.2%	12,381,517
	NET ASSETS - 100%	$563,285,022

(a)	Security fair valued. See Investment Valuation and Fair Value Measurments.
(b)	Non-income producing security.
(c)	Affiliated issuers in which the Fund holds 5% or more of the voting securities (total market value of $21,701,145).
(d)	Number of warrants to be determined at a future date.
(e)	Foreign security.
(f)	American Depository Receipt
(g)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of these Schedule of Investments.

TEKLA LIFE SCIENCES INVESTORS

NOTES TO SCHEDULE OF INVESTMENTS

JUNE 30, 2015

(Unaudited)

Investment Valuation

Shares of publicly traded companies listed on national securities exchanges or trading in the over-the-counter market are typically valued at the last sale price, as of the close of trading, generally 4 p.m., Eastern time. The Board of Trustees of the Fund (the “Trustees”) have established and approved fair valuation policies and procedures with respect to securities for which quoted prices may not be available or which do not reflect fair value. Shares of publicly traded companies for which market quotations are not readily available, such as stocks for which trading has been halted or for which there are no current day sales, or whose quoted price may otherwise not reflect fair value, are valued in good faith by the Adviser using a fair value process pursuant to policies and procedures approved by the Trustees described below. Restricted securities of companies that are publicly traded are typically valued based on the closing market quote on the valuation date adjusted for the impact of the restriction as determined in good faith by the Adviser also using fair valuation policies and procedures approved by the Trustees described below. Non-exchange traded warrants of publicly traded companies are typically valued using the Black-Scholes model, which incorporates both observable and unobservable inputs. Short-term investments with a maturity of 60 days or less are valued at amortized cost, which approximates fair value.

Convertible preferred shares, warrants or convertible note interests in private companies, milestone interests, other restricted securities, as well as shares of publicly traded companies for which market quotations are not available or which do not reflect fair value, are typically valued in good faith, based upon the recommendations made by the Adviser pursuant to fair valuation policies and procedures approved by the Trustees. The Adviser has a Valuation Sub-Committee comprised of senior management which reports to the Valuation Committee of the Board at least quarterly. Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs the Adviser considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. Significant unobservable inputs identified by the Adviser are often used in the fair value determination. A significant change in any of these inputs may result in a significant change in the fair value measurement. Due to the uncertainty inherent in the valuation process, such estimates of fair value may differ significantly from the values that would have been used had a ready market for the investments existed, and differences could be material. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of this Schedule of Investments.

Federal Income Tax Cost

At June 30, 2015, the cost of securities for Federal income tax purposes was $312,052,317. The net unrealized gain on securities held by the Fund was $238,851,188 including gross unrealized gain of $259,642,743 and gross unrealized loss of $20,791,555.

Other Transactions with Affiliates

An affiliate company is a company in which the Fund holds 5% or more of the voting securities. Transactions involving such companies during the period ended June 30, 2015 were as follows:

Issuer	Value on September 30, 2014	Purchases	Sales	Income	Value on June 30, 2015
ARCA biopharma, Inc.		$7,950,029			$6,118,683
EBI Life Sciences, Inc.	$13,102	—			13,102
Euthymics Biosciences, Inc.	1,099,991	—			1,099,991
Insightra Medical, Inc.	2,170,000	1,007,500			3,177,500
IntelliPharmaceutics International Inc.	1,937,349	—	$1,364,105		599,701
Neurovance, Inc.	1,500,553	1,186,284	—		5,849,015
Palyon Medical Corporation	663,105	178,645	37,401		3,505
PHT Corporation	7,846,470	—	10,031,091		—
Veniti, Inc.	4,019,649	819,999	—		4,839,648
	$19,250,219	$11,142,457	$11,432,597	$0	$21,701,145

TEKLA LIFE SCIENCES INVESTORS

NOTES TO SCHEDULE OF INVESMENTS

JUNE 30, 2015

(continued)

Fair Value Measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels. Level 1 includes quoted prices in active markets for identical investments. Level 2 includes prices determined using other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.). Level 3 includes prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). These inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2015 to value the Fund’s net assets. For the period ended June 30, 2015, there were no transfers between Levels 1 and 2. The Fund accounts for transfers between levels at the beginning of the period.

Assets at Value	Level 1	Level 2	Level 3	Total
Convertible Preferred and Warrants
Biotechnologies/Biopharmaceuticals			$8,162,108	$8,162,108
Medical Devices and Diagnostics			18,436,996	18,436,996
Convertible Notes
Biotechnologies/Biopharmaceuticals		$3,112,931	—	3,112,931
Drug Discovery Technologies		—	0	0
Medical Devices and Diagnostics		—	775,141	775,141
Pharmaceuticals		8,860,469	—	8,860,469
Non-Convertible Notes
Medical Devices and Diagnostics		—	0	0
Common Stocks and Warrants
Biotechnologies/Biopharmaceuticals	$338,476,924	—	6,127,130	344,604,054
Drug Delivery	4,486,908	—	2,327,192	6,814,100
Drug Discovery Technologies	27,085,742	—	—	27,085,742
Generic Pharmaceuticals	70,901,120	—	—	70,901,120
Healthcare Services	—	—	629,629	629,629
Medical Devices and Diagnostics	29,788,730	—	120,257	29,908,987
Pharmaceuticals	31,612,228	—	—	31,612,228
Biotechnologies/Biopharmaceuticals	—	—	0	0
Other Assets	—	—	255,369	255,369
Total	$502,351,652	$11,973,400	$36,833,822	$551,158,874

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value.

Level 3 Assets	Balance as of September 30, 2014	Net Realized gain (loss) and change in unrealized appreciation (depreciation)	Cost of purchases and conversions	Proceeds from sales and conversions	Net transfers in (out of) Level 3	Balance as of June 30, 2015
Convertible Preferred and Warrants
Biotechnologies/Biopharmaceuticals	$2,613,646	$3,159,292	$2,389,170			$8,162,108
Healthcare Services	7,846,470	2,184,621	—	$(10,031,091)		0
Medical Devices and Diagnostics	16,119,664	(661,233)	2,978,565	—		18,436,996
Convertible and Non-Convertible Notes
Medical Devices and Diagnostics	251,153	(141,105)	916,246	(251,153)		775,141
Common Stocks and Warrants
Biotechnologies/Biopharmaceuticals	25,046	1,102,083	5,000,001	—		6,127,130
Drug Delivery	632,059	1,695,133	—	—		2,327,192
Drug Discovery Technologies	11	(11)	—	—		—
Healthcare Services	777,777	(148,379)	231	—		629,629
Medical Devices and Diagnostics	76,069	44,188	—	—		120,257
Other Assets	468,897	—	148,688	(362,216)		255,369
Total	$28,810,792	$7,234,589	$11,432,901	$(10,644,460)	$0	$36,833,822

TEKLA LIFE SCIENCES INVESTORS

NOTES TO SCHEDULE OF INVESMENTS

JUNE 30, 2015

(continued)

Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2015                         $5,049,979

The following is a quantitative disclosure about significant unobservable inputs used in the determination of the fair value of Level 3 assets.

	Fair Value at 6/30/2015	Valuation Technique	Unobservable Input	Range (Weighted Average)
Private Companies and Other Restricted Securities	$3,023,662	Public market price	None	N/A
	26,798,937	Adjusted Capital asset pricing model	Discount Rate	13.1%-39% (22.25%)
			Price to sales multiple	1.8-5.8 (3.31)
	6,754,329	Independent valuation	None	N/A
	256,894	Probability adjusted value	Probability of events	10%-50% (14.79%)
			Timing of events	0.25-2.58 (1.40) years
$36,833,822

Private Companies and Other Restricted Securities

The Fund may invest in private companies and other restricted securities if these securities would currently comprise 40% or less of net assets. The value of these securities represents 6% of the Fund’s net assets at June 30, 2015.

The following table details the acquisition date, cost, carrying value per unit, and value of the Fund’s private companies and other restricted securities at June 30, 2015. The Fund on its own does not have the right to demand that such securities be registered.

TEKLA LIFE SCIENCES INVESTORS

SCHEDULE OF INVESTMENTS

JUNE 30, 2015

(Unaudited)

Security (#)	Acquisition Date		Cost	Carrying Value per Unit	Value
AlterG, Inc.
Series C Cvt. Pfd	4/12/13		$1,427,310	$0.41	$958,661
ARCA biopharma, Inc. Common	6/11/15		5,000,000	0.98	5,550,824
Warrants (expiration 6/11/22)	6/11/15		0	0.25	567,859
CardioKinetix, Inc.
Series C Cvt. Pfd	5/22/08		1,653,315	14.07	1,116,094
Series D Cvt. Pfd	12/10/10		545,940	3.81	542,779
Series E Cvt. Pfd	9/14/11		1,253,611	2.85	1,250,781
Series F Cvt. Pfd	12/04/14		1,377,518	3.42	1,377,516
Warrants (expiration 12/11/19)	12/10/09, 2/11/10		123	0.00	0
Warrants (expiration 6/03/20)	6/03/10, 9/01/10		123	0.00	0
Warrants (expiration 8/15/24)	8/15/14		126	0.00	0
Celladon Corporation
Warrants (expiration 10/10/18)	10/10/13		65	1.71	8,447
Cercacor Laboratories, Inc. Common	3/31/98		0	0.92	120,164
Ceres, Inc.
Warrants (expiration 9/05/15)	9/05/07		20	0.00	0
CytomX Therapeutics, Inc.
Series D Cvt. Pfd	6/12/15		1,200,000	0.15	1,200,000
Dynex Technologies, Inc.
Series A Cvt. Pfd	1/03/12	††	199,963	0.50	1,080,545
Warrants (expiration 4/01/19)	1/03/12	††	60	0.00	0
Warrants (expiration 5/06/19)	1/03/12	††	5	0.00	0
EBI Life Sciences, Inc.
Series A Cvt. Pfd	12/29/11	††	13,597	0.01	13,102
Euthymics Biosciences, Inc.
Series A Cvt. Pfd	7/14/10-5/21/12		2,635,558	0.38	1,099,991
Heron Therapeutics, Inc.
Warrants (expiration 7/01/16)	6/30/11		555	20.85	2,154,500
IlluminOss Medical, Inc.
Series C-1 Cvt. Pfd	9/26/12-6/13/14		1,550,482	0.38	1,550,001
InnovaCare Health, Inc. Common	12/21/12	††	643,527	4.25	629,629
Insightra Medical, Inc.
Series C Cvt. Pfd	4/29/13		2,173,707	0.42	2,170,000
Series C-2 Cvt. Pfd	5/25/15		232,500	0.42	232,500
Cvt. Promissory Note	12/8/14		775,000	100.00	775,000
Warrants (expiration 5/28/25)	5/28/15		0	0.00	0
IntelliPharmaceutics International Inc.
Warrants (expiration 2/01/16)	1/31/11		115	0.54	172,692
Labcyte, Inc.
Series C Cvt. Pfd	7/18/05		1,283,959	0.71	1,743,765
Series D Cvt. Pfd	12/21/12		68,608	0.83	88,915
Magellan Diagnostics, Inc.
Series A Cvt. Pfd	11/28/06-10/01/09		1,010,827	0.69	1,480,995
Warrants (expiration 4/01/19)	4/03/09		358	0.00	0
Warrants (expiration 5/06/19)	5/12/09		28	0.00	0
Neurovance, Inc.
Series A Cvt. Pfd	12/29/11	††	203,745	8.07	435,360
Series A-1 Cvt. Pfd	10/11/12-10/10/13		2,492,911	8.07	5,413,655

The accompanying notes are an integral part of these Schedule of Investments.

OncoGenex Pharmaceuticals, Inc.
Warrants (expiration 10/22/15)	10/22/10	$0	$0.00		$0
Palyon Medical Corporation
Series A Cvt. Pfd	4/28/09	2,070,040	0.00	†	2,046
Series B Cvt. Pfd	6/28/13	1,314,671	0.00	†	1,318
Cvt. Promissory Note	11/13/14	37,401	0.10		38
Cvt. Promissory Note	12/17/14	26,005	0.10		26
Cvt. Promissory Note	1/22/15	30,339	0.10		30
Cvt. Promissory Note	2/17/15	36,282	0.10		36
Cvt. Promissory Note	6/29/15	11,220	0.10		11
Warrants (expiration 4/26/19)	4/25/12	21	0.10		0
Songbird Hearing, Inc. Common	12/14/00	2,003,239	0.67		93
Targegen Milestone Interest	7/20/10	2,962,363	0.00		0
TherOx, Inc.
Series H Cvt. Pfd	9/11/00-8/21/07	2,001,787	0.01		435
Series I Cvt. Pfd	7/08/05	386,639	0.01		997
Tibion Corporation
Series B Cvt. Pfd	2/23/11	905,158	0.00		0
Non-Cvt. Promissory Note	7/12/12	238,513	0.00		0
Non-Cvt. Promissory Note	4/12/13	28,212	0.00		0
Warrants (expiration 7/12/17)	7/12/12	0	0.00		0
Warrants (expiration 10/30/17)	10/30/12	0	0.00		0
Warrants (expiration 11/28/17)	11/28/12	0	0.00		0
Veniti, Inc.
Series A Cvt. Pfd	2/28/11	2,272,029	1.01		2,633,396
Series B Cvt. Pfd	5/24/13	1,197,448	1.06		1,386,253
Series C Cvt. Pfd	12/12/14	819,999	1.14		819,999
		$42,085,022			$36,578,453

(#)	See Schedule of Investments and corresponding footnotes for more information on each issuer.
†	Carrying value per unit is greater than $0.00 but less than $0.01
††	Interest received as part of a corporate action for a previously owned security.

The accompanying notes are an integral part of these Schedule of Investments.

Item 2.  Controls and Procedures.

(a.)          The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b.)          There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tekla Life Sciences Investors

By (Signature and Title)	/s/ Daniel R. Omstead
Daniel R. Omstead, President

Date	8/27/15

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Laura Woodward
Laura Woodward, Treasurer

Date	8/27/15